Calvert
Global Equity Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Australia — 1.8%
CSL Ltd.	1,660	$ 191,035
		$ 191,035
France — 10.2%
BNP Paribas SA	2,454	$ 232,166
L'Oreal Prime De Fidelite(1)	444	190,616
L'Oreal SA	112	48,083
LVMH Moet Hennessy Louis Vuitton SE	304	229,136
Safran SA	635	221,181
Schneider Electric SE	570	155,938
		$1,077,120
Hong Kong — 2.3%
AIA Group Ltd.	23,427	$241,136
		$241,136
India — 1.8%
HDFC Bank Ltd. ADR	5,264	$192,347
		$192,347
Japan — 1.5%
Keyence Corp.	435	$157,350
		$157,350
Netherlands — 4.7%
ASML Holding NV	327	$352,349
IMCD NV	1,621	147,126
		$499,475
Singapore — 2.2%
DBS Group Holdings Ltd.	5,383	$235,800
		$235,800
Switzerland — 7.1%
Nestle SA	3,522	$349,591
Sika AG	1,171	237,743
Straumann Holding AG	1,436	167,730
		$755,064
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	749	$227,614
		$227,614
United Kingdom — 12.4%
AstraZeneca PLC	1,211	$224,107
Compass Group PLC	9,564	303,036
Intertek Group PLC	2,600	161,243
London Stock Exchange Group PLC	896	107,779
Reckitt Benckiser Group PLC	3,379	273,426
Security	Shares	Value
United Kingdom (continued)
RELX PLC	6,019	$ 242,486
		$ 1,312,077
United States — 53.9%
Alphabet, Inc., Class A	2,145	$ 671,385
Amazon.com, Inc.(1)	2,437	562,508
American International Group, Inc.	2,151	184,018
AMETEK, Inc.	1,143	234,669
Charles Schwab Corp.	2,035	203,317
Danaher Corp.	1,138	260,511
IDEX Corp.	1,048	186,481
Intuit, Inc.	296	196,076
Intuitive Surgical, Inc.(1)	279	158,014
JPMorgan Chase & Co.	770	248,109
Marriott International, Inc., Class A	817	253,466
Micron Technology, Inc.	581	165,823
Microsoft Corp.	1,287	622,419
NextEra Energy, Inc.	2,774	222,697
NVIDIA Corp.	2,415	450,398
TJX Cos., Inc.	1,178	180,953
U.S. Foods Holding Corp.(1)	2,447	184,308
Visa, Inc., Class A	829	290,739
Walt Disney Co.	1,931	219,690
Zoetis, Inc.	1,821	229,118
		$5,724,699
Total Common Stocks (identified cost $7,306,028)		$10,613,717

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	13,015	$ 13,015
Total Short-Term Investments (identified cost $13,015)		$ 13,015

Total Investments — 100.1% (identified cost $7,319,043)	$10,626,732
Other Assets, Less Liabilities — (0.1)%	$ (13,358)
Net Assets — 100.0%	$10,613,374

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Calvert
Global Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	20.5%
Financials	18.2
Consumer Discretionary	14.4
Industrials	12.7
Health Care	11.6
Consumer Staples	9.9
Communication Services	8.4
Materials	2.2
Utilities	2.1
Total	100.0%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,015, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$32,458	$593,897	$(613,340)	$ —	$ —	$13,015	$546	13,015

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$191,035	$ —	$191,035
France	—	1,077,120	—	1,077,120
Hong Kong	—	241,136	—	241,136
India	192,347	—	—	192,347
Japan	—	157,350	—	157,350
Netherlands	—	499,475	—	499,475

Calvert
Global Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Singapore	$ —	$235,800	$ —	$235,800
Switzerland	—	755,064	—	755,064
Taiwan	227,614	—	—	227,614
United Kingdom	—	1,312,077	—	1,312,077
United States	5,724,699	—	—	5,724,699
Total Common Stocks	$6,144,660	$4,469,057(1)	$ —	$10,613,717
Short-Term Investments	$13,015	$ —	$ —	$13,015
Total Investments	$6,157,675	$4,469,057	$ —	$10,626,732

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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